Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation Allowance, Beginning balance	$ 97.7	$ 93.3	$ 99.6
Additions due to Tim Hortons acquisition	19.5
Change in estimates recorded to deferred income tax expense	6.7	22.6	(8.3)
Expiration of foreign tax credits and capital losses	(11.3)
Changes from foreign currency exchange rates	(2.1)	0.1	2.0
True-ups from changes in ordinary and capital losses	(41.7)
Sale of foreign subsidiaries		(18.3)
Valuation Allowance, Ending balance	$ 68.8	$ 97.7	$ 93.3